Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Geographic Information
Revenue, Net	$ 6,473,076	$ 6,670,414	$ 6,189,133
Long-lived assets	847,991	869,800
Caribbean, Central and South America
Geographic Information
Revenue, Net	2,414,181	2,571,970	2,566,056
Africa
Geographic Information
Revenue, Net	1,661,325	1,578,341	1,471,574
United States
Geographic Information
Revenue, Net	1,396,769	1,389,784	1,303,533
Long-lived assets	543,111	555,882
Pacific Basin and Far East
Geographic Information
Revenue, Net	424,551	383,105	334,215
Canada/Mexico
Geographic Information
Revenue, Net	347,684	393,502	351,505
Eastern Mediterranean
Geographic Information
Revenue, Net	156,167	186,127	74,509
Europe
Geographic Information
Revenue, Net	72,399	167,585	87,741
Dominican Republic
Geographic Information
Long-lived assets	134,460	140,536
Argentina
Geographic Information
Long-lived assets	70,531	90,367
All Other
Geographic Information
Long-lived assets	$ 99,889	$ 83,015